Stockholders’ Equity (Details Narrative)										1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 03, 2023 $ / shares shares	Jun. 28, 2023 $ / shares shares	Oct. 25, 2022 € / shares shares	Jul. 26, 2022 USD ($) $ / shares shares	Jul. 26, 2022 $ / shares shares	May 16, 2022 $ / shares shares	Dec. 02, 2021 USD ($) $ / shares shares	Nov. 02, 2021 $ / shares shares	Nov. 02, 2021 USD ($) $ / shares shares	May 16, 2022 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Nov. 28, 2023 $ / shares	Jun. 27, 2023 shares	Oct. 13, 2022 $ / shares shares	Jul. 14, 2022 $ / shares shares	Dec. 28, 2021 $ / shares shares	Dec. 21, 2020 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares Authorized | shares	15,000,000	15,000,000									15,000,000		15,000,000	15,000,000		300,000,000				15,000,000
Common stock, par or stated value per share				$ 0.001	$ 0.001						$ 0.001		$ 0.001	$ 0.001	$ 0.001					$ 0.001
Preferred stock designated | shares	20,000,000										20,000,000		20,000,000	20,000,000						20,000,000
Class of warrant or right, exercise price of warrants or rights		$ 100.00
Proceeds from issuance costs | $									$ 3,100,000
Stock issued during period, shares, new issues | shares				214,286
Share exercise price																	$ 5.00
Expected volatility														55.00%
Risk free rate														1.34%
Contractual term											6 years			6 years
Dividend yield											0.00%	0.00%	0.00%	0.00%
Proceeds from issuance of private placement | $												$ 9,391,000	$ 9,391,000	$ 14,995,000
Common stock shares isued | shares											1,367,628		1,334,950	855,237
Class of warrant or right, number of securities called by each warrant or right | shares				142,858	142,858
Proceeds from warrant exercises | $				$ 4,600,000
Warrants rights exercisable date					Dec. 01, 2026	Nov. 18, 2027
Preferred stock par value	$ 0.001										$ 0.001		$ 0.001	$ 0.001			$ 0.001
Stockholders' Equity, Reverse Stock Split	1-for-20	1-for-20
Senior A Junior Participating Cumulative Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock designated | shares																	5,000
Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance costs | $				$ 300,000
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights				$ 105.00	$ 105.00
Expected volatility											95.00%	70.00%
Risk free rate											3.90%	4.10%
Contractual term												6 years	6 years
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights				32.40	32.40
Expected volatility											70.00%	55.00%
Risk free rate											3.50%	1.34%
Contractual term												5 years 2 months 26 days	5 years 2 months 26 days
2022 Pre-Funded Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant term						5 years				5 years
Class of warrant or right, exercise price of warrants or rights						$ 55.40				$ 55.40
Warrant purchase, common stock | shares						78,450				78,450
Prefunded Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights						$ 0.02				$ 0.02
May 2022 PIPE [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of private placement | $										$ 9,400,000
Private Exchange Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Share price | € / shares			€ 1.00
Exchange of shares issued | shares			3,148,042
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant term								5 years	5 years
Warrant [Member] | Inducement Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Share price per shares				$ 33.20	$ 33.20
Warrants rights exercisable date				Jan. 27, 2023
Warrant expiration date				Dec. 01, 2026
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, shares, new issues | shares													157,402	180,000
Common Stock [Member] | 2022 Pre-Funded Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Share price per shares																		$ 0.02
Class of warrant or right, exercise price of warrants or rights						$ 55.00				$ 55.00
Common stock shares isued | shares																		78,450
Warrant One [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant purchase, common stock | shares																			4,286
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par or stated value per share								$ 0.001	$ 0.001
Number of shares sold | shares									180,000
Share price per shares								100.00	$ 100.00
Proceeds from IPO | $									$ 18,000,000
Proceeds from issuance costs | $														$ 3,100,000
IPO [Member] | Black Scholes Option Pricing Model [Member] | UPO Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants and rights outstanding | $													$ 21,000
IPO [Member] | Black Schole Option Pricing Model [Member] | UPO Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Per share fair value of share-based payment award													$ 25.80
Expected volatility													60.00%
Risk free rate													1.15%
Contractual term													5 years
Dividend yield													0.00%
IPO [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights								100.00	$ 100.00
Over-Allotment Option [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights								$ 0.20	$ 0.20
Warrant purchase, common stock | shares								27,000	27,000
Stock issued during period, shares, new issues | shares								810
Over-Allotment Option [Member] | Unit Purchase Options [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, shares, new issues | shares								5,400
Share exercise price								$ 125.00	$ 125.00
UPO [Member] | Black Scholes Option Pricing Model [Member]
Subsidiary, Sale of Stock [Line Items]
Equity fair value disclosure | $													$ 300,000
UPO [Member] | Black Schole Option Pricing Model [Member]
Subsidiary, Sale of Stock [Line Items]
Per share fair value of share-based payment award													$ 99
Expected volatility													60.00%
Risk free rate													1.15%
Contractual term													5 years
Dividend yield													0.00%
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance costs | $														$ 300,000
Proceeds from issuance of private placement | $							$ 15,000,000
Private Placement [Member] | 2022 Purchase Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant purchase, common stock | shares						170,950				170,950
Private Placement [Member] | Purchase Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights							$ 105.00
Warrant purchase, common stock | shares							142,857
Private Placement [Member] | Prefunded Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights							$ 0.002												$ 0.002
Warrant purchase, common stock | shares							75,357												75,357
Sale of stock price per share							$ 104.80
Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights														$ 131.20
Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant term														5 years
Private Placement [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, shares, new issues | shares							67,500
Private Placement [Member] | Common Stock [Member] | May 2022 PIPE [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, shares, new issues | shares										92,500
PP UPO [Member] | Black Scholes Option Pricing Model [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of options vested | $							$ 300,000
PP UPO [Member] | Black Schole Option Pricing Model [Member]
Subsidiary, Sale of Stock [Line Items]
Per share fair value of share-based payment award														$ 127.80
Expected volatility														60.00%
Risk free rate														1.15%
Contractual term														5 years
Dividend yield														0.00%
PP UPO [Member] | Warrant [Member] | Black Scholes Option Pricing Model [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of options vested | $							100,000
PP UPO [Member] | Common Stock [Member] | Black Scholes Option Pricing Model [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of options vested | $							$ 200,000